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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year of Quarter Ended: September 30, 2009

                 Check here if Amendment [ ]; Amendment Number:

               This Amendment (Check only one.):
                 [ ] is a restatement.
                 [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                      ChinaRock Capital Management Limited
                           2804 One Exchange Square,
                               8 Connaught Place
                               Central, Hong Kong

                        Form 13F File Number: 028-12617

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                  Chun R. Ding
                                Managing Partner
                                (415) 616-6130

                                /s/ Chun R. Ding
                                ----------------
                               Central, Hong Kong
                               November 16, 2009


Explanatory Note: In prior Forms 13F filed by this Manager, including the Form 13F filed on August 14, 2009, the List of Other Included Managers included Farallon Capital Management, L.L.C. ("FCM") and Farallon Partners, L.L.C. ("FP"). FCM and FP no longer share investment discretion with this Manager with respect to the securities reported herein and therefore are no longer included in such List.


                                  Report Type:
                              13F Holdings Report


                             Form 13 F Summary Page

                                 Report Summary

                       Number of Other Included Managers

                                       0

                    Form 13 F Information Table Entry Total:

                                       4

                    Form 13 F Information Table Value Total:

                              $36,676 (thousands)

List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                 FORM 13F INFORMATION TABLE
                                                              VALUE    SHARES/  SH/  PUT/  INVSMNT    OTHER      VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS      CUSIP    (x$1000)   PRN AM   PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED  NONE
---------------------------    --------------    ---------  --------   ------   ---  ----  -------  --------   ---------------------
FOCUS MEDIA HLDG LTD           SPONSORED ADR     34415V109  12,093    1,095,392 SH         SOLE              1,095,392
SUNTECH PWR HLDGS CO LTD       NOTE 0.2504 2/1   86800CAC8   7,519    7,631,000 PRN        SOLE              7,631,000
THE9 LTD                       ADR               88337K104   1,938      250,000 SH         SOLE                250,000
YINGLI GREEN ENERGY HLDG CO    NOTE 12/1         98584BAA1  15,126   14,500,000 PRN        SOLE             14,500,000